Income Taxes - Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 217.2	$ 167.6
Capital loss carryforwards	9.7	6.7
Insurance reserves: Losses and loss adjustment expenses	104.1	28.3
Unrealized losses on investments	8.9	20.6
Accrued expenses	13.4	6.1
Foreign tax credit carryforwards	19.0	19.8
Unearned premiums	35.0	36.0
Intangible assets	82.9	0.7
Office properties and equipment	16.5	14.2
Operating lease liability	15.6	18.5
Other temporary differences	7.6	3.7
Total deferred tax assets	529.9	322.2
Less valuation allowance	(172.7)	(145.7)
Deferred tax assets, net of valuation allowance	357.2	176.5
Deferred acquisition costs	(32.4)	(37.0)
Operating lease assets	(10.4)	(13.7)
Deferred Tax Liabilities, GAAP differences	0.1	0.2
Other temporary differences	(3.3)	(6.4)
Total deferred tax (liabilities)	(46.2)	(57.3)
Deferred Tax Assets, Net	$ 311.0	$ 119.2